Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 136,309	$ 697
Less than 12 months Unrealized Losses	2,075	3
12 months or more Fair Value	41,874	93,814
12 months or more Unrealized Losses	1,048	2,518
Total Fair Value	178,183	94,511
Total Unrealized Losses	3,123	2,521
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	50,915
Less than 12 months Unrealized Losses	716
12 months or more Fair Value	26,335	75,961
12 months or more Unrealized Losses	861	2,036
Total Fair Value	77,250	75,961
Total Unrealized Losses	1,577	2,036
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	83,001
Less than 12 months Unrealized Losses	1,349
Total Fair Value	83,001
Total Unrealized Losses	1,349
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	2,393	697
Less than 12 months Unrealized Losses	10	3
12 months or more Fair Value	12,623	14,980
12 months or more Unrealized Losses	172	357
Total Fair Value	15,016	15,677
Total Unrealized Losses	182	360
Other Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value	2,916	2,873
12 months or more Unrealized Losses	15	125
Total Fair Value	2,916	2,873
Total Unrealized Losses	$ 15	$ 125